DEFERRED GOVERNMENT GRANT	12 Months Ended
Dec. 31, 2017
DEFERRED GOVERNMENT GRANT
DEFERRED GOVERNMENT GRANT
15.	DEFERRED GOVERNMENT GRANT

Deferred government grant consisted of the following:

	December 31,
	2016	2017
	RMB’000	RMB’000	US$’000

Beginning	24,799	24,208	3,721
Received	11,450	-	-
Recognized as income during the year	(12,041)	(4,628)	(711)

	24,208	19,580	3,010
Less: current portion	13,000	13,000	1,998

Ending	11,208	6,580	1,012

During the years ended December 31, 2016 and 2017, the Company received RMB11,450,000 and nil of government grants, respectively, from the relevant PRC government authorities. The government grant received is required to be used in research and development projects and refundable until the intended projects pass government inspection.

During the years ended December 31, 2016 and 2017, a certain government grant complied with the attached conditions. Hence, relevant government grants of RMB12,041,000 and RMB4,627,000 (US$711,000) respectively, was recognized in the consolidated statements of comprehensive loss in other operating income during the years ended December 31, 2016 and 2017, respectively.